Consolidated cash flow statement - GBP (£) £ in Millions		12 Months Ended
		Mar. 31, 2023		Mar. 31, 2022		Mar. 31, 2021
Cash flows from operating activities
Total operating profit from continuing operations		£ 4,879		£ 4,371		£ 2,401
Adjustments for:
Gain on sale of investments		(846)		(228)		0
Other fair value movements		21		(65)		(22)
Depreciation, amortisation and impairment		1,984		1,830		1,485
Share-based payments		48		38		23
Changes in working capital		547		(223)		263
Changes in provisions		(155)		149		(167)
Changes in pensions and other post-retirement benefit obligations		(46)		(84)		(16)
Cash generated from operations – continuing operations		6,432		5,788		3,967
Tax paid		(89)		(298)		(91)
Net cash inflow from operating activities – continuing operations		6,343		5,490		3,876
Net cash inflow from operating activities – discontinued operations		555		782		585
Cash flows from investing activities
Purchases of intangible assets		(567)		(446)		(399)
Purchases of property, plant and equipment		(6,325)		(5,098)		(4,209)
Disposals of property, plant and equipment		87		26		7
Investments in joint ventures and associates		(443)		(265)		(81)
Dividends received from joint ventures, associates and other investments		190		166		80
Disposal of financial and other investments		116		215		66
Acquisition of financial investments		(95)		(197)		(99)
Net movements in short-term financial investments		586		(781)		(438)
Interest received		65		40		16
Cash inflows on derivatives		0		17		225
Cash outflows on derivatives		(362)		(122)		(81)
Insurance claim from loss of property, plant and equipment		79		0		0
Net cash flow from/(used in) investing activities – continuing operations		804		(13,885)		(4,939)
Net cash flow used in investing activities – discontinued operations		(564)		(125)		(177)
Cash flows from financing activities
Proceeds from issue of treasury shares		16		33		16
Transactions in own shares		1		(3)		(2)
Proceeds received from loans		11,908		12,347		5,150
Repayment of loans		(15,260)		(1,261)		(1,654)
Payments of lease liabilities		(155)		(117)		(107)
Net movements in short-term borrowings		(511)		(11)		(619)
Cash inflows on derivatives		190		20		17
Cash outflows on derivatives		(118)		(114)		(183)
Interest paid		(1,430)		(1,053)		(753)
Dividends paid to shareholders		(1,607)		(922)		(1,413)
Net cash flow (used in)/from financing activities – continuing operations		(6,966)		8,919		452
Net cash flow (used in)/from financing activities – discontinued operations		(207)		(1,150)		298
Net (decrease)/increase in cash and cash equivalents		(35)		31		95
Reclassification to held for sale		9		(11)		(4)
Exchange movements		7		5		(7)
Cash and cash equivalents at start of year		182	[1]	157	[1]	73
Cash and cash equivalents at end of year	[1]	163		182		157
National Grid Electricity Distribution
Cash flows from investing activities
Acquisition of National Grid Electricity Distribution and Contributions to National Grid Renewables and Emerald Energy Venture LLC	[2]	0		(7,837)		0
UK Gas Transmission
Cash flows from investing activities
Disposal of interests in the UK Gas Transmission business, in The Narragansett Electric Company, in Millennium Pipeline Company LLC and in St William Homes LLP	[3]	4,027		0		0
The Narragansett Electric Company
Cash flows from investing activities
Disposal of interests in the UK Gas Transmission business, in The Narragansett Electric Company, in Millennium Pipeline Company LLC and in St William Homes LLP	[3]	2,968		0		0
Millennium Pipeline Company, LLC
Cash flows from investing activities
Disposal of interests in the UK Gas Transmission business, in The Narragansett Electric Company, in Millennium Pipeline Company LLC and in St William Homes LLP		497		0		0
St William Homes LLP
Cash flows from investing activities
Disposal of interests in the UK Gas Transmission business, in The Narragansett Electric Company, in Millennium Pipeline Company LLC and in St William Homes LLP		0		413		0
National Grid Renewables and Emerald Energy Venture LLC
Cash flows from investing activities
Acquisition of National Grid Electricity Distribution and Contributions to National Grid Renewables and Emerald Energy Venture LLC		£ (19)		£ (16)		£ (26)

[1]	Cash and cash equivalents at end of year are shown net of the Group’s bank overdraft as at 31 March 2023 of £nil (2022: £22 million; 2021: £nil).
[2]	Balance consists of cash consideration paid and cash acquired from National Grid Electricity Distribution (NGED, formerly known as Western Power Distribution).
[3]	The balance for the year ended 31 March 2023 consists of cash proceeds received, net of cash disposed.